SUBSEQUENT EVENT SUBSEQUENT EVENT (Details) - USD ($) $ in Millions	3 Months Ended
	Apr. 01, 2016	Feb. 25, 2016
Subsequent Event [Line Items]
Gain (loss) on North America refranchised territories	$ (296)
Subsequent Event [Member]
Subsequent Event [Line Items]
Inventories		$ 4
Prepaid expenses and other assets		1
Property, plant and equipment - net		62
Bottlers' franchise rights with indefinite lives		273
Goodwill		10
Other intangible assets		13
Allowance for reduction of assets, held for sale		(296)
Total assets		67
Accounts payable and accrued expenses		1
Other liabilities		1
Deferred income taxes		19
Total liabilities		$ 21